Retirement-Related Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in pre-tax net loss
Current period loss/(gain)	$ (5,463)	$ (2,728)	$ 1,433
Changes in prior service costs/(credits)
Current period prior service costs/(credits)	(28)	28	375
Amortization of prior service (costs)/credits included in net periodic (income)/cost	157	183	162
Changes in transition (assets)/liabilities
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	1,847	1,249	1,105
Defined Benefit Pension Plans | U.S. Plan(s)
Changes in pre-tax net loss
Net loss at January 1	15,865	14,880
Current period loss/(gain)	3,514	1,456
Amortization of net loss included in net periodic (income)/cost	(818)	(471)
Net loss at December 31	18,561	15,865
Changes in prior service costs/(credits)
Prior service costs/(credits) at January 1	149	159
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(10)	(10)
Prior service costs/(credits) at December 31	139	149
Changes in transition (assets)/liabilities
Total loss recognized in accumulated other comprehensive income/(loss)	18,701	16,014
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Net loss	1,343
Prior service costs/(credits)	9
Defined Benefit Pension Plans | Non-U.S. Plans
Changes in pre-tax net loss
Net loss at January 1	17,580	17,172
Current period loss/(gain)	1,696	1,130
Curtailments and settlements	(11)	(10)
Amortization of net loss included in net periodic (income)/cost	(957)	(712)
Net loss at December 31	18,309	17,580
Changes in prior service costs/(credits)
Prior service costs/(credits) at January 1	(958)	(1,104)
Current period prior service costs/(credits)	28	(28)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	162	174
Prior service costs/(credits) at December 31	(768)	(958)
Changes in transition (assets)/liabilities
Transition (assets)/liabilities at January 1	0	(1)
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0	0
Transition (assets)/liabilities at December 31	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	17,541	16,621
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Net loss	1,047
Prior service costs/(credits)	(157)
Transition (assets)/liabilities	0
Defined Benefit Pension Plans | Non-U.S. Plans | Other countries
Other Changes in Benefit Plans
Entity's payments for mandatory pension insolvency insurance coverage premiums	16	22	140
Curtailments gain			124
Increase (decrease) in projected benefit obligation			(85)
Nonpension Postretirement Plans | U.S. Plan(s)
Changes in pre-tax net loss
Net loss at January 1	492	397
Current period loss/(gain)	241	96
Net loss at December 31	734	492
Changes in prior service costs/(credits)
Prior service costs/(credits) at January 1		(14)
Amortization of prior service (costs)/credits included in net periodic (income)/cost		14
Changes in transition (assets)/liabilities
Total loss recognized in accumulated other comprehensive income/(loss)	734	492
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Net loss	24
Nonpension Postretirement Plans | Non-U.S. Plans
Changes in pre-tax net loss
Net loss at January 1	180	167
Current period loss/(gain)	45	24
Amortization of net loss included in net periodic (income)/cost	(13)	(12)
Net loss at December 31	211	180
Changes in prior service costs/(credits)
Prior service costs/(credits) at January 1	(14)	(19)
Current period prior service costs/(credits)	0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	4	5
Prior service costs/(credits) at December 31	(10)	(14)
Changes in transition (assets)/liabilities
Transition (assets)/liabilities at January 1	1	1
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0	0
Transition (assets)/liabilities at December 31	0	1
Total loss recognized in accumulated other comprehensive income/(loss)	202	167
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Net loss	16
Prior service costs/(credits)	(4)
Transition (assets)/liabilities	$ 0